Net Loss Per Share	12 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
18.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended June 30,
	2025	2024	2023
Numerator:
Net loss attributable to Scage Future	$(12,943,787)	$(7,665,829)	$(9,614,387)

Denominator:
Weighted average number of ordinary shares – basic and diluted	72,243,992	50,716,451	50,716,451

Net loss per ordinary share
– Basic and diluted	$(0.18)	$(0.15)	$(0.19)

Basic and diluted net loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the years. There is no accretion for convertible redeemable preferred shares and redeemable non-controlling interests during the years. The effects of all outstanding convertible redeemable preferred shares and any shares subject to conversion from convertible debts were excluded from the computation of diluted loss per share in each of the applicable periods as their effects would be anti-dilutive during the respective years. For the years ended June 30, 2025, 2024 and 2023, the number of the above shares excluded in calculation were 72,243,992, 50,716,451 and 50,716,451, respectively, presented on a retrospective basis to give effect to the Reverse Recapitalization (Note 1 and Note 15).